S000001471 [Member] Shareholder Fees - BATS: Short Duration Taxable Total Return Series - BATS SERIES S	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%